UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 29, 2012

Date of reporting period:  September 1, 2011  –  November 30, 2011

Item 1.  Schedule of Investments.

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

COMMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industries Co., Ltd.	255,800	$5,649,598	$5,561,729	$(87,869)	2.3
Ball joints, camshafts, and gears
Total Automotive Equipment and Parts		5,649,598	5,561,729	(87,869)	2.3

Chemicals and Pharmaceuticals
Adeka Corporation	382,900	3,718,799	3,602,487	(116,312)	1.5
Resin products
Rohto Pharmaceutical Co., Ltd.	330,000	3,686,286	4,134,038	447,752	1.7
Pharmaceuticals manufacturer
Total Chemicals and Pharmaceuticals		7,405,085	7,736,525	331,440	3.2

Electronics
Alpine Electronics, Inc.	394,800	5,095,907	4,482,779	(613,128)	1.9
Car audio and navigation systems
Funai Electric Co., Ltd.	222,900	5,617,768	4,711,380	(906,388)	2.0
Audio-visual equipment
Fuji Machine Mfg. Co., Ltd.	261,700	4,369,268	4,711,882	342,614	2.0
Automated assembly machines
MegaChips Corporation	362,400	5,826,797	6,053,234	226,437	2.6
Large-Scale-Integration circuits
Nippon Chemi-Con Corporation	1,376,000	7,946,481	4,947,854	(2,998,627)	2.1
Electronic components and circuit products
The Okinawa Electric Power Company, Incorporated	88,600	4,015,397	3,728,303	(287,094)	1.6
Thermal power
Shinko Electric Industries Co., Ltd.	882,400	7,401,455	6,482,382	(919,073)	2.7
Semiconductor packages
Siix Corporation	253,100	3,433,289	3,248,970	(184,319)	1.4
Video, audio, and office equipment
Toshiba Tec Corporation	771,000	3,287,998	2,841,938	(446,060)	1.2
Point of Sale systems
Total Electronics		46,994,360	41,208,722	(5,785,638)	17.5

Information and Software
Cookpad Inc.	151,300	3,575,522	3,402,739	(172,783)	1.4
Operates cooking recipes websites
Itochu Techno-Solutions Corporation	116,800	4,077,920	5,005,284	927,364	2.1
Computer network systems developer
Kakaku.com, Inc.	107,900	$4,019,651	$4,055,115	$35,464	1.7
Price comparison and product information
Otsuka Corporation	88,500	5,699,155	5,976,801	277,646	3.0
Computer information system developer
Sato Corporation	284,800	3,334,454	3,413,636	79,182	1.4
Automation recognition systems
Square Enix Holdings Co., Ltd.	267,400	5,091,616	5,362,475	270,859	2.3
Entertainment software
Total Information and Software		25,798,318	27,216,050	1,417,732	11.9

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Iron and Steel
Hanwa Co., Ltd.	1,112,000	4,565,349	4,700,812	135,463	2.0
Steel imports/exports
Neturen Co., Ltd.	447,100	3,882,722	3,319,108	(563,614)	1.4
Induction hardening equipment
Total Iron and Steel		8,448,071	8,019,920	(428,151)	3.4

Machinery and Machine Tools
Ashi Diamond Industrial Co	240,700	3,731,787	3,220,088	(511,699)	1.4
HandMachine Tools
Disco Corporation	141,500	8,312,942	7,312,991	(999,951)	3.1
Industrial machinery
THK Co., Ltd.	271,500	6,461,106	5,273,238	(1,187,868)	2.2
Linear motion systems
Total Machinery and Machine Tools		18,505,835	15,806,317	(2,699,518)	6.7

Miscellaneous Manufacturing
Central Glass Co., Ltd.	635,000	3,000,572	3,019,912	19,340	1.3
Glass and Chemicals
Hogy Medical Co., Ltd.	112,400	5,034,669	4,555,974	(478,695)	1.9
Medical supply products
Nihon Kohden Corporation	198,500	4,010,530	4,515,434	504,904	1.9
Medical equipment
Toyo Tanso Co., Ltd.	102,800	4,735,322	4,922,052	186,730	2.1
Carbon and graphite
Total Miscellaneous Manufacturing		16,781,093	17,013,372	232,279	7.2

Real Estate and Warehouse
Daibiru Corporation	376,400	3,532,575	2,474,082	(1,058,493)	1.0
Leases office buildings, apartments and hotels
Resorttrust, Inc.	216,900	3,098,516	3,094,578	(3,938)	1.3
Timeshare resort hotels
Total Real Estate and Warehouse		6,631,091	5,568,660	(1,062,431)	2.3

Retail
Arcs Company, Limited	230,800	$4,020,854	$4,348,880	$328,026	1.8
Supermarkets and discount stores
Heiwado Co., Ltd.	212,000	2,662,853	2,696,791	33,938	1.1
Supermarkets
Mitsui Matsushima Co., Ltd.	2,544,000	5,065,089	4,491,919	(573,170)	1.9
Coal
Saint Marc Holdings Co., Ltd.	69,000	2,659,319	2,658,977	(342)	1.1
Drug store chain
Xebio Co., Ltd.	167,900	3,625,165	3,823,680	198,515	1.6
Sporting goods
Total Retail		18,033,280	18,020,247	(13,033)	7.5

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Services
Aeon Credit Service Co., Ltd.	421,400	5,874,848	6,316,384	441,536	2.7
Credit cards
Daiseki Co., Ltd.	252,900	5,023,184	4,419,802	(603,382)	1.9
Waste disposal
Fuyo General Lease Co., Ltd.	134,800	3,769,496	4,515,340	745,844	1.9
Machinery Leasing
Message Co., Ltd.	1,668	5,180,170	5,161,578	(18,592)	2.2
Nursing facilities
NEC Networks & System Integration Corporation	181,100	2,211,447	2,726,186	514,739	1.2
Communication systems
Park24 Co., Ltd	454,700	4,955,706	5,467,652	511,946	2.3
Parking garages
Rakuten Inc.	6,255	5,879,746	6,699,194	819,448	2.8
Manages consumer websites
Sky Perfect JSAT Holdings, Inc.	8,050	3,545,397	4,051,456	506,059	1.7
Broadcasting and data transmission
Total Services		36,439,994	39,357,592	2,917,598	16.7

Transportation
Kintetsu World Express Inc.	122,100	3,434,091	3,561,184	127,093	1.5
Distribution services
Total Transportation		3,434,091	3,561,184	127,093	1.5

TOTAL INVESTMENTS IN COMMON STOCKS		194,120,816	189,070,318	(5,050,498)	80.2

INVESTMENTS IN FOREIGN CURRENCY
Mizuho Corporate Bank, Ltd.
Non- interest bearing account		1,269,837	1,273,564	3,727	0.5
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,269,837	1,273,564	3,727	0.5

TOTAL INVESTMENTS		$195,390,653	$190,343,882	$(5,046,771)	80.7

OTHER ASSETS LESS LIABILITIES, NET			46,639,337		19.3

NET ASSETS			$236,983,219		100.0

* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $7,680,889.
   Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 12,731,397.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2011.

Japanese Yen	77.59	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  February 27, 2012